8. STOCK WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
8. STOCK WARRANTS

NOTE 8  STOCK WARRANTS

In January 2016, the Company issued warrants to purchase 100,000 shares of common stock at $0.83 per share to certain service providers, valued at $68,369.

On March 24, 2016, in connection to the issuance of convertible debentures, the Company granted to the same investors five year warrants to purchase an aggregate of 1,514,669 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the fifth (5th) anniversary of its original issuance. The warrants have a fair market value of $910,596. The fair market value was calculated using the Binomial Option Pricing Model, assuming approximately 0% risk-free interest, 0% dividend yield, 112.3% volatility, and expected life of 5 years.

Stock warrants outstanding and exercisable on March 31, 2016 are as follows:

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	3,963,659	1.2	3,963,659
0.40	3,400,275	0.9	3,400,275
0.50	100,000	3.8	100,000
0.60	50,000	3.9	50,000
0.83	100,000	4.7	100,000
0.90	175,000	4.6	175,000
1.00	2,310,669	4.7	2,310,669
1.06	146,200	2.7	146,200
3.00	407,475	2.5	407,475
	10,653,278	1.84	10,653,278

A summary of warrant activity for the three months ended March 31, 2016:

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at December 31, 2015	9,018,609	$0 .42	2.26
Grants	1,649,669	$0.99	4.95
Exercised	(15,000)	$0.4	0.96
Canceled	—	—	—
Outstanding at March 31, 2016	10,653,278	$0.503	1.84
Exercisable at March 31, 2016	10,653,278	$0.503	1.84

The aggregate pre-tax intrinsic value of outstanding stock warrants was $8,759,497 as of March 31, 2016, based on warrants with an exercise price less than the Company’s stock price of $1.26 as of March 31, 2016, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.

NOTE 7 STOCK WARRANTS

On March 24, 2014, the Company issued warrants to a third party for the purchase of 4,050,000 and 2,375,000 shares of common stock, at an exercise price of $0.001 and $0.40 per share, respectively. The warrants may be exercised any time after issuance through and including the third (3rd) anniversary of its original issuance. The Company recorded an expense of $555,598 equal to the estimated fair value of the warrants at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 0.75% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years

On March 24, 2014, in connection to the issuance of convertible debentures of $269,100 to certain investors, which are convertible into shares of the Company’s common stock at $0.10 per share, the Company granted to the same investors three−year warrants to purchase an aggregate of up to 1,345,500 shares of the Company’s common stock at $0.40 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance.

On March 24, 2014, in connection to the issuance of 2,059,000 shares of common stock, the Company granted to the same investor three−year warrants to purchase an aggregate of 1,029,500 shares of the Company’s common stock at $0.4 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $66,712. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 0.75% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 4 for further discussion.

From September 2014 to March 31, 2015, in connection to the sale of 1,722,000 shares of common stock, the Company granted to the same investors three−year warrants to purchase an aggregate of 861,000 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $168,358. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 4 for further discussion.

On February 27, 2015, the Company issued warrants for a nominal amount to purchase 100,000 shares of common stock at $0.50 per share to certain service providers, valued at $43,704.

On April 8, 2015, the Company issued warrants to purchase 50,000 shares of common stock at $0.60 per share to certain service providers, valued at $51,378.

In July 2015, a shareholder retired 1,000,000 shares of registered common stock in exchange for 1,000,000 warrants exercisable at $0.001 per share for a period of three (3) years.

On July 30, 2015, the Company issued warrants to purchase 175,000 shares of common stock at $0.90 per share to certain service providers, valued at $100,340.

On November 9, 2015, in connection to the sale of 815,500 shares of our common stock, the Company granted to the same investors three−year warrants to purchase an aggregate of 407,475 shares of the Company’s common stock at $3.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance.

In December 2015, MassRoots issued 146,200 three year warrants with an exercise price of $1.06 to our holders of outstanding warrants issued in conjunction with our September 15, 2014 to March 11, 2015 offering. These warrants were issued in exchange for the holder agreeing to waive certain provisions providing price protection of the warrant received in the September 15, 2014 to March 11, 2015 offering.

During the year ended December 31, 2015, warrants to purchase 1,340,000 shares of common stock at $0.40 per share were exercised for gross proceeds to the Company of $536,000. Over the same time period, warrants to purchase 1,086,341 shares of common stock at $0.001 per share were exercised for gross proceeds to the Company of $1,086. In October 2015, a shareholder exercised 100,000 warrants to purchase shares of common stock at $1 per share through the warrant’s cashless provision pursuant to which he was issued 41,995 shares of common stock at $1.00 per share for no gross proceeds to the Company.

Stock warrants outstanding and exercisable on December 31, 2015 are as follows:

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	3,963,659	1.6	3,963,659
0.40	3,415,275	1.3	3,415,275
0.50	100,000	4.2	100,000
0.60	50,000	4.4	50,000
0.90	175,000	4.6	175,000
1.00	761,000	2.0	761,000
1.06	146,200	3.0	146,200
3.00	407,475	2.8	407,475
	9,018,609	1.70	9,018,609

A summary of the warrant activity for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at January 1, 2014	0	$-	-
Grants	9,324,000	$0.26	5.0
Exercised	-	-	-
Canceled	-	-	-
Outstanding at December 31, 2014	9,324,000	$0.26	4.26
Grants	2,220,950	0.11	5.0
Exercised	(2,526,341)	0.25	1.3
Canceled	-	-	-
Outstanding at December 31, 2015	9,018,609	$0.42	2.26

Exercisable at December 31, 2015	9,018,609	$0.42	2.26

The aggregate intrinsic value of outstanding stock warrants was $6,866,259. The total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.10 as of December 31, 2015, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.